SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 29, 2020
SHARE-BASED COMPENSATION
Schedule of non-vested shares under 2010 Plan

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2017	13,101,006	15.62

Granted	1,111,836	74.63
Forfeited	187,719	27.95
Vested	2,375,107	14.81

Outstanding as of February 28, 2018	11,650,016	21.21

Granted	2,801,437	86.95
Forfeited	370,028	44.33
Vested	2,095,211	19.82

Outstanding as of February 28, 2019	11,986,214	36.11

Granted	1,376,628	121.85
Forfeited	813,036	40.86
Vested	2,277,114	33.82

Outstanding as of February 29, 2020	10,272,692	47.73

Schedule of options fair value

	For the year ended	For the year ended	For the year ended
	February 28, 2018	February 28, 2019	February 29, 2020
Risk-free interest rate(1)	1.99%‑2.55%	2.89%‑2.92%	1.63%‑2.35%
Expected life (years)(2)	6.17‑6.25	6.00‑6.25	6.00‑6.25
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	32.8%‑33.8%	34.0%‑34.5%	34.2%‑35.1%
Fair value of options at grant date per share	$28.69 to $38.71	$42.09 to $42.55	$43.53 to $72.09

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

Schedule of share options activity

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2017	1,338,882	20.12	9.48	30,954

Granted	89,160	59.50
Exercised	76,491	18.46
Forfeited	23,850	19.44

Outstanding as of February 28, 2018	1,327,701	22.87	8.56	120,040

Granted	23,000	108.57
Exercised	232,024	16.85
Forfeited	69,740	31.55

Outstanding as of February 28, 2019	1,048,937	25.50	7.73	85,318

Granted	203,179	79.42
Exercised	114,793	21.79
Forfeited	90,198	41.11

Outstanding as of February 29, 2020	1,047,125	35.03	7.25	134,183

Vested and expected to vest as of February 29, 2020	1,047,125	35.03	7.25	134,183
Exercisable as of February 29, 2020	366,547	24.27	6.37	50,914

Schedule of share-based compensation expense

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Cost of revenues	$366	$706	$1,074
Selling and marketing expenses	5,037	10,454	19,356
General and administrative expenses	41,747	66,117	97,513

Total	$47,150	$77,277	$117,943